Cover	Jun. 14, 2019
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	The primary purpose of this Amendment No. 1 to the Current Report on Form 8-K filed by The Arena Group Holdings, Inc. (the “Company”) with the Securities and Exchange Commission (the “Commission”) on June 17, 2019 (the “Original Form 8-K”) in the form of a Form 8-K/A (this “Form 8-K/A”) is to file the Amended Licensing Agreement (as defined below) as Exhibit 10.1 hereto. This Form 8-K/A also updates the disclosure in the Original Form 8-K to reflect the Company’s subsequent entry into
Document Period End Date	Jun. 14, 2019
Entity File Number	1-12471
Entity Registrant Name	THE ARENA GROUP HOLDINGS, INC.
Entity Central Index Key	0000894871
Entity Tax Identification Number	68-0232575
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	200 VESEY STREET
Entity Address, Address Line Two	24TH FLOOR
Entity Address, City or Town	NEW YORK
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10281
City Area Code	212
Local Phone Number	321-5002
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	AREN
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false